Income Taxes - Reconciliations Valuation Allowance on Deferred Tax Assets (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 1,090,710	$ 1,033,216	$ 940,245
Additions: charges to bad debt expense	(19,530)	44,116	150,054
Additions: charges to other accounts	0	13,378	0
Deductions	(359,413)	0	(57,083)
Balance at end of period	$ 711,767	$ 1,090,710	$ 1,033,216